Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investments
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant Other
	Markets for Identical Assets (Level 1)
	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Long-term investments	988	889	129

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Short-term investments	580,855	659,336	95,595

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Short-term investments	30,006	60,038	8,705
Contingent consideration for business combinations - short term	7,153	4,100	594

Schedule of roll forward of major Level 3 investments

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	71,506	30,006	4,350
Addition	30,000	30,000	4,350
Decrease	(71,241)	—	—
Change in fair value of the investments	(259)	32	5
Fair value of Level 3 investment at the end of the year	30,006	60,038	8,705

Schedule of roll forward of contingent consideration for acquisitions

The roll forward of contingent consideration for acquisitions is as below:

		As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	10,750	7,153	1,037
Net change in fair value	(3,597)	(3,053)	(443)
Balance at the end of the year	7,153	4,100	594

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	213,538	349,077	153,835	22,304
Restricted cash	50,566	46,521	44,052	6,387
Total	264,104	395,598	197,887	28,691

Schedule of allowance for doubtful accounts

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	48,647	91,422	94,433	13,691
Cumulative effect of adoption of new accounting standard	1,833	—	—	—
Allowance for expected credit losses	56,747	13,216	844	122
Reversal	(837)	—	(2,374)	(344)
Write-offs	(14,968)	(10,205)	—	—
The effect of disposals of subsidiaries	—	—	(12,356)	(1,791)
Balance at the end of year	91,422	94,433	80,547	11,678

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 - 9 years

The Affiliated Entities [Member]
Schedule of Investments
Schedule of financial statement amounts and assets, liabilities, results of operations and cash flows of the Affiliated Entities which are included in the consolidated financial statements

	As of December 31,
	2021	2022
	RMB	RMB	US$(Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	89,431	76,759	11,129
Restricted cash	20,410	1,840	267
Short-term investments	306,100	283,472	41,100
Accounts receivable, net	111,941	33,644	4,878
Intercompany receivables	424,829	450,135	65,263
Amounts due from related parties	14,805	957	139
Prepayments and other current assets	46,455	37,172	5,389
Total current assets	1,013,971	883,979	128,165

Non-current assets
Long-term investments	175,947	206,691	29,967
Property and equipment, net	41,062	32,169	4,664
Intangible assets, net	51,925	26,924	3,904
Operating lease right-of-use assets, net	27,841	27,952	4,053
Goodwill	184,619	68,125	9,877
Other non-current assets	86,766	85,970	12,464
Total non-current assets	568,160	447,831	64,929
Total assets	1,582,131	1,331,810	193,094

LIABILITIES
Current liabilities
Short-term borrowings	184,546	187,737	27,219
Accounts and notes payable	325,716	189,898	27,533
Intercompany payable	5,271,506	5,280,746	765,637
Salary and welfare payable	24,689	16,806	2,437
Taxes payable	4,113	1,604	233
Advances from customers	123,625	78,356	11,361
Operating lease liabilities, current	4,457	2,759	400
Amounts due to related parties	2,198	2,163	314
Accrued expenses and other current liabilities	330,723	320,522	46,471
Total current liabilities	6,271,573	6,080,591	881,605
Non-current liabilities
Operating lease liabilities, non-current	23,935	24,156	3,502
Deferred tax liabilities	10,341	6,074	881
Total non-current liabilities	34,276	30,230	4,383
Total liabilities	6,305,849	6,110,821	885,988